UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_______Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

___________________to __________________

Date of Report (Date of earliest event reported) ________________________________________

Commission File Number of securitizer: _____________________________________

Central Index Key Number of securitizer: ____________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

  X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001812383 (Citadel Depositor, LLC)

ACRA Trust 2024-NQM1

 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Kyle Gunderlock, Chief Executive Officer, 949-900-6630

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.	Exhibits

99.1    Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Grading Summary Report

Schedule 4— Supplemental Report

Schedule 5— Valuation Report

Schedule 6— Data Compare Report

99.2       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report

Schedule 3— Loan Level Tape Compare Report

Schedule 4— Non ATR QM Report

Schedule 5— Rating Agency ATR QM Report

Schedule 6— Standard Upload Report

Schedule 7— Valuations Summary Report

Schedule 8— Waived Conditions Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 8, 2024

Citadel Depositor, LLC
(Securitizer)
By: /s/ Kyle Gunderlock
Name: Kyle Gunderlock
Title: Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1    Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Grading Summary Report

Schedule 4— Supplemental Report

Schedule 5— Valuation Report

Schedule 6— Data Compare Report

99.2       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report

Schedule 3— Loan Level Tape Compare Report

Schedule 4— Non ATR QM Report

Schedule 5— Rating Agency ATR QM Report

Schedule 6— Standard Upload Report

Schedule 7— Valuations Summary Report

Schedule 8— Waived Conditions Report